FILER:

		 COMPANY DATA:
		 		 COMPANY CONFORMED NAME:	McMORGAN & COMPANY LLC.
		 		 CENTRAL INDEX KEY:		0001162695
		 		 IRS NUMBER:		 	52-2334338
		 		 FISCAL YEAR END:		09302010

		 FILING VALUES:
		 		 FORM TYPE:		 	13F-NT
		 		 SEC ACT:		 	1934 Act
		 		 SEC FILE NUMBER:		028-10044
		 		 FILM NUMBER:

		 BUSINESS ADDRESS:
		 		 STREET 1:		 	ONE FRONT STREET, SUITE 500
		 		 STREET 2:
		 		 CITY:		 		SAN FRANCISCO
		 		 STATE:		 		CA
		 		 ZIP:		 		94111
		 		 BUSINESS PHONE:		415-616-9179

		 MAIL ADDRESS:
		 		 STREET 1:		 	ONE FRONT STREET, SUITE 500
		 		 STREET 2:
		 		 CITY:		 		SAN FRANCISCO
		 		 STATE:		 		CA
		 		 ZIP:		 		94111

		 FORMER COMPANY:
		 		 FORMER CONFORMED NAME:
		 		 DATE OF NAME CHANGE:
</SEC-HEADER>

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McMORGAN & COMPANY LLC.
Address: 100 FRONT STREET, SUITE 500
         SAN FRANCISCO, CA 94111

13F File Number:  028-10044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  CATHY SABO
Title: CHIEF COMPLIANCE OFFICER
Phone: (415) 616-9179

Signature, Place, and Date of Signing:

      /s/ CATHY SABO     SAN FRANCISCO, CA     May 6, 2011

Report Type (Check only one.):

[ ]         13F HOLDINGS REPORT.

[X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:

Form13F Information Table Value Total:

List of Other Included Managers:

No. 	Form 13F File No.	NAME
01	028-13283		MADISON SQUARE INVESTORS LLC.